SUMMARY OF SIGNIFICANT ACCOUNT POLICIES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Balance, beginning of period	$ (166,093)
Issuances of derivative liability		(171,118)
Reclassification to additional paid in capital	1,141,995
Change in fair value of derivative liability	(975,902)	5,025
Balance, end of period		$ (166,093)